Segmented Information (Tables)	9 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of external revenues by geographical location [Table Text Block]
December 31, 2025	Canada	Sweden	Paraguay	Bermuda	Total

Revenue from digital currency mining	$-	$-	$-	$211,095	$211,095
High performance computing hosting	5,205	-	-	9,675	14,880
	$5,205	$-	$-	$220,770	$225,975

December 31, 2024	Canada	Sweden	Paraguay	Bermuda	Total

Revenue from digital currency mining	$-	$-	$-	$77,088	$77,088
High performance computing hosting	-	-	-	7,030	7,030
	$-	$-	$-	$84,118	$84,118

Schedule of plant and equipment by geographical location [Table Text Block]
December 31, 2025	Canada	Sweden	Paraguay	Bermuda	Total

Plant and equipment	$86,979	$15,870	$366,476	$-	$469,325
Right of use asset	2,565	1,415	-	142	4,122
	$89,544	$17,285	$366,476	$142	$473,447

March 31, 2025	Canada	Sweden	Paraguay	Bermuda	Total

Plant and equipment	$101,311	$25,953	$75,581	$3	$202,848
Right of use asset	2,918	2,588	-	40	5,546
	$104,229	$28,541	$75,581	$43	$208,394